Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in Working Capital

Changes in working capital for the nine months period ended September, 2019 and 2018 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2019	September 30, 2018
Decrease in accounts receivables	27	54
Decrease in prepaid expenses	9	20
(Decrease) increase in trade payables and accrued liabilities	(21)	123
Total changes in working capital	15	197